10. Debt Issue Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Debt Issue Costs
Net Sales in Contract Year	Percentage of the Contract Year Net Sales owed to GE
$0 - $50,000,000	7%
$50,000,001 - $100,000,000	6%
$100,000,001+	5%

Balance- December 31, 2013	$247,197
Additions	69,600
Amortization	(154,851)
Balance- December 31, 2014	161,946
Amortization	(147,341)
Balance- December 31, 2015	$14,605